Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorised	5,000,000	5,000,000	5,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Visiox Pharmaceuticals, Inc. [Member]
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorised	100,000,000	100,000,000	100,000,000
Common stock shares issued	0	0	0
Common stock shares outstanding	0	0	0
Convertible preferred units shares authorized		0	10,000,000
Convertible preferred units shares issued		0	1,520,706
Convertible preferred units shares outstanding		0	1,520,706
Common units authorised		0	20,000,000
Common units shares issued		0	10,534,397
Common units shares outstanding		0	10,534,397
Class A Ordinary Shares Subject To Possible Redemption [Member]
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding	1,803,729	1,803,729	28,750,000
Common Class A [Member]
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorised	300,000,000	300,000,000	300,000,000
Common stock shares issued	7,187,500	7,187,500	0
Common stock shares outstanding	7,187,500	7,187,500	0
Common Class B [Member]
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorised	50,000,000	50,000,000	50,000,000
Common stock shares issued	0	0	7,187,500
Common stock shares outstanding	0	0	7,187,500
Series A Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member]
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorised	20,000,000	20,000,000	0
Preferred stock shares issued	1,931,287	1,931,287	0
Preferred stock shares outstanding	1,931,287	1,931,287	0
Series B Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member]
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorised	20,000,000	20,000,000	0
Preferred stock shares issued	11,068,637	11,068,637	0
Preferred stock shares outstanding	11,068,637	11,068,637	0